LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Years ended December 31,
	2018	2019	2020

Net loss:
Loss from continuing operations	$(88,938)	$(69,068)	$(5,320)
Loss from discontinued operations, net of taxes	(594)	—	—

Net loss	(89,532)	(69,068)	(5,320)
Net loss attributable to the noncontrolling interest	(317)	(22,952)	(17)

Net loss attributable to Kaixin Auto Holdings' shareholders	$(89,215)	$(46,116)	$(5,303)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted (2018 shares retroactively adjusted for the reverse recapitalization on April 30, 2019)	24,984,300	33,146,593	41,715,834

Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Loss per share from continuing operations	$(3.56)	$(1.39)	(0.13)
Loss per share from discontinued operations	$(0.02)	$—	—

Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted	$(3.58)	$(1.39)	$(0.13)

Schedule of computation of diluted net loss per share

	Years ended December 31,
	2018	2019	2020
Share options	5,510,970	2,154,514	205,294
Restricted shares	—	1,446,111	1,157,990
Warrants	—	11,957,008	16,790,341
Preferred shares	—	—	3,000
Unit options	—	1,440,000	—
Indemnity shares	—	3,300,000	3,300,000